Supplement to the
Fidelity® Select Portfolios®
Utilities Portfolio
April 29, 2024
Prospectus

Douglas Simmons no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani is Portfolio Manager of Utilities Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.
SELUTL-PSTK-1224-113 1.918622.113	December 5, 2024
Supplement to the
Fidelity® Select Portfolios®
Telecom and Utilities Fund
March 30, 2024
Prospectus

Douglas Simmons no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2024.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nicole Abernethy is Co-Portfolio Manager of Fidelity® Telecom and Utilities Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a research analyst and portfolio manager.
Pranay Kirpalani is Co-Portfolio Manager of Fidelity® Telecom and Utilities Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.

UIF-PSTK-1224-121 1.733971.121	December 5, 2024